Restricted Net Assets	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Restricted Net Assets
17.	RESTRICTED NET ASSETS

Certain of the Company’s subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company in accordance with the local laws and regulations.

As of December 31, 2017, the Company’s restricted net assets primarily consist of the net assets of certain of its VIEs of $94,275. In addition, certain jurisdictions where the Company has subsidiaries or VIEs require those subsidiaries or VIEs to establish and fund statutory reserves, details of which are listed below:

Statutory reserve

The movement of statutory reserve during the three years ended December 31, are as follows:

	December 31,
	2016	2017
	$	$
At the beginning of the financial year	33	46
Transferred from retained earnings	13	—

At the end of the financial year	46	46

Taiwan

The subsidiary in Taiwan is required to set aside 10% of its profit after tax to legal reserve in accordance with Taiwanese regulations until the legal reserve amount equals to its total paid-up capital. In the event that the subsidiary incurred no loss, the portion of legal reserve exceeding 25% of the paid-up capital can be used for distribution to shareholders in the form of new shares or cash. As of December 31, 2015, 2016 and 2017, the subsidiary in Taiwan has apportioned $33, $33 and $33, respectively, in its statutory reserve account.

Thailand

The Thailand regulations require that a private limited liability company shall allocate not less than 5% of its retained earnings to a legal reserve, until this account reaches an amount not less than 10% of the registered authorized capital. The legal reserve is not available for dividend distribution. As of December 31, 2015, 2016 and 2017, the subsidiary in Thailand has apportioned Nil, $13 and $13, respectively, in its statutory reserve account.

The PRC

The PRC subsidiaries of the Company are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. As of December 31, 2015, 2016 and 2017, the Company’s PRC subsidiaries are in accumulated losses position and has not appropriated any funds into the statutory reserve account.